Shareholder Report, Average Annual Return (Details)	8 Months Ended	12 Months Ended	60 Months Ended	76 Months Ended	98 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000090895
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A
Average Annual Return, Percent		1.80%	9.64%			6.54%
C000090897
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I
C000090898
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Y
C000024992
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A
Average Annual Return, Percent		22.77%	(2.31%)			4.37%
C000033045
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I
C000088110
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Y
C000214759
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Z
C000024996
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A
Average Annual Return, Percent		28.28%	8.84%			7.27%
C000033047
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I
C000088112
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Y
C000024994
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A
Average Annual Return, Percent		150.57%	18.43%			20.79%
C000024995
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C
Average Annual Return, Percent		162.77%	18.91%			20.58%
C000033046
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I
C000088111
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Y
C000117963
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund
C000195045
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I
C000195046
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Z
C000259178
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund
Without Sales Load [Member] | C000090895
Average Annual Return [Line Items]
Average Annual Return, Percent		8.01%	10.94%			7.17%
Without Sales Load [Member] | C000090897
Average Annual Return [Line Items]
Average Annual Return, Percent		8.32%	11.26%			7.48%
Without Sales Load [Member] | C000090898
Average Annual Return [Line Items]
Average Annual Return, Percent		8.28%	11.22%			7.42%
Without Sales Load [Member] | C000024992
Average Annual Return [Line Items]
Average Annual Return, Percent		30.26%	(1.15%)			4.99%
Without Sales Load [Member] | C000033045
Average Annual Return [Line Items]
Average Annual Return, Percent		31.00%	(0.61%)			5.53%
Without Sales Load [Member] | C000088110
Average Annual Return [Line Items]
Average Annual Return, Percent		30.93%	(0.71%)			5.43%
Without Sales Load [Member] | C000214759
Average Annual Return [Line Items]
Average Annual Return, Percent		31.05%	(0.52%)	3.26%
Without Sales Load [Member] | C000024996
Average Annual Return [Line Items]
Average Annual Return, Percent		36.11%	10.14%			7.90%
Without Sales Load [Member] | C000033047
Average Annual Return [Line Items]
Average Annual Return, Percent		36.67%	10.61%			8.36%
Without Sales Load [Member] | C000088112
Average Annual Return [Line Items]
Average Annual Return, Percent		36.43%	10.41%			8.17%
Without Sales Load [Member] | C000024994
Average Annual Return [Line Items]
Average Annual Return, Percent		165.86%	19.84%			21.50%
Without Sales Load [Member] | C000024995
Average Annual Return [Line Items]
Average Annual Return, Percent		163.77%	18.91%			20.58%
Without Sales Load [Member] | C000033046
Average Annual Return [Line Items]
Average Annual Return, Percent		166.63%	20.31%			21.98%
Without Sales Load [Member] | C000088111
Average Annual Return [Line Items]
Average Annual Return, Percent		166.62%	20.22%			21.86%
Without Sales Load [Member] | C000117963
Average Annual Return [Line Items]
Average Annual Return, Percent		19.04%	3.87%			5.49%
Without Sales Load [Member] | C000195045
Average Annual Return [Line Items]
Average Annual Return, Percent		13.12%	12.04%		13.70%
Without Sales Load [Member] | C000195046
Average Annual Return [Line Items]
Average Annual Return, Percent		13.23%	12.14%		13.81%
Without Sales Load [Member] | C000259178
Average Annual Return [Line Items]
Average Annual Return, Percent	32.22%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		17.88%	14.42%			14.82%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		17.88%	14.42%			14.82%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		17.88%	14.42%			14.82%
MSCI Emerging Markets IMI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets IMI Index
Average Annual Return, Percent		31.38%	4.66%			8.37%
MSCI Emerging Markets IMI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets IMI Index
Average Annual Return, Percent		31.38%	4.66%			8.37%
MSCI Emerging Markets IMI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets IMI Index
Average Annual Return, Percent		31.38%	4.66%			8.37%
MSCI Emerging Markets IMI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets IMI Index
Average Annual Return, Percent		31.38%	4.66%	7.98%
MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Index
Average Annual Return, Percent		22.34%	11.19%			11.72%
MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Index
Average Annual Return, Percent		22.34%	11.19%			11.72%
MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Index
Average Annual Return, Percent		22.34%	11.19%			11.72%
MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Index
Average Annual Return, Percent		22.34%	11.19%			11.72%
MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Index
Average Annual Return, Percent		22.34%	11.19%			11.72%
MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Index
Average Annual Return, Percent		22.34%	11.19%			11.72%
MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Index
Average Annual Return, Percent		22.34%	11.19%			11.72%
ICE BofA Global Broad Market Plus Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA Global Broad Market Plus Index
Average Annual Return, Percent		8.05%	(2.41%)			1.11%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		17.88%	14.42%		14.54%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		17.88%	14.42%		14.54%
MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Index
Average Annual Return, Percent	17.42%
UBS CM Commodity Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		UBS CM Commodity Index
Average Annual Return, Percent		9.55%	12.63%			8.71%
UBS CM Commodity Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		UBS CM Commodity Index
Average Annual Return, Percent		9.55%	12.63%			8.71%
UBS CM Commodity Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		UBS CM Commodity Index
Average Annual Return, Percent		9.55%	12.63%			8.71%
S&P Global Natural Resources Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Global Natural Resources Index
Average Annual Return, Percent		28.86%	10.61%			10.38%
S&P Global Natural Resources Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Global Natural Resources Index
Average Annual Return, Percent		28.86%	10.61%			10.38%
S&P Global Natural Resources Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Global Natural Resources Index
Average Annual Return, Percent		28.86%	10.61%			10.38%
NYSE Arca Gold Miners Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		NYSE Arca Gold Miners Index
Average Annual Return, Percent		158.28%	21.22%			21.83%
NYSE Arca Gold Miners Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		NYSE Arca Gold Miners Index
Average Annual Return, Percent		158.28%	21.22%			21.83%
NYSE Arca Gold Miners Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		NYSE Arca Gold Miners Index
Average Annual Return, Percent		158.28%	21.22%			21.83%
NYSE Arca Gold Miners Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		NYSE Arca Gold Miners Index
Average Annual Return, Percent		158.28%	21.22%			21.83%
50% GBI-EM 50% EMBI
Average Annual Return [Line Items]
Line Graph and Table Measure Name		50% GBI-EM 50% EMBI
Average Annual Return, Percent		16.80%	1.50%			4.20%
Morningstar® Wide Moat Focus Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Wide Moat Focus Index
Average Annual Return, Percent		13.80%	12.71%		14.41%
Morningstar® Wide Moat Focus Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Wide Moat Focus Index
Average Annual Return, Percent		13.80%	12.71%		14.41%
MVIS® Global Digital Assets Equity Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MVIS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Global Digital Assets Equity Index
Average Annual Return, Percent	28.79%